Interest-bearing liabilities (Details) € in Millions, $ in Millions	1 Months Ended
	Dec. 31, 2018 USD ($)	Aug. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Borrowings information
Carrying amount			€ 3,822	€ 3,766
6.75% Senior Notes
Borrowings information
Nominal			€ 231
Interest rate (as percentage)	6.75%		6.75%	6.75%
Carrying amount			€ 232	€ 241
5.375% Senior Notes
Borrowings information
Nominal | $	$ 581
Interest rate (as percentage)	5.375%		5.375%	5.375%
Carrying amount			€ 507	€ 487
1.00% Senior Notes
Borrowings information
Nominal			€ 500
Interest rate (as percentage)	1.00%		1.00%
Carrying amount			€ 499	498
3.375% Senior Notes
Borrowings information
Nominal | $	$ 500
Interest rate (as percentage)	3.375%		3.375%
Carrying amount			€ 423	406
2.00% Senior Notes
Borrowings information
Nominal			€ 750
Interest rate (as percentage)	2.00%		2.00%
Carrying amount			€ 750	744
4.375% Senior Notes
Borrowings information
Nominal | $	$ 500
Interest rate (as percentage)	4.375%		4.375%
Carrying amount			€ 415	€ 404
6.50% Senior Notes
Borrowings information
Nominal | $	$ 74
Interest rate (as percentage)	6.50%		6.50%	6.50%
Carrying amount			€ 65	€ 62
6.45% Senior Notes
Borrowings information
Nominal | $	$ 206
Interest rate (as percentage)	6.45%		6.45%	6.45%
Carrying amount			€ 182	€ 174
6.625% Senior Notes
Borrowings information
Nominal | $	$ 500
Interest rate (as percentage)	6.625%		6.625%
Carrying amount			€ 455	424
Revolving Credit Facility
Borrowings information
Nominal			1,579
Loan Facilities
Borrowings information
Nominal			750
Loan commitments obtained undrawn		€ 500	250
Maturity of debt	5 years	5 years
Nokia Corporation and various subsidiaries Other liabilities
Borrowings information
Carrying amount			€ 294	€ 326